                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
Associate Counsel

May 2, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Rochester Fund Municipals (the "Registrant")
            Reg. No. 33-03692; File No. 811-3614
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 33 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on April 28, 2008.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    Vice President & Associate Counsel
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Kramer Levin Naftalis & Frankel LLP
     Gloria LaFond
     Nancy S. Vann